PROPERTY, PLANT, EQUIPMENT AND MINERAL CLAIM ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Property Plant Equipment And Mineral Claim Assets Disclosure [Abstract]
Property, Plant, Equipment and Mineral Claim Assets [Table Text Block]	As of June 30, 2013, and December 31, 2012, components of the Ruby Mine property, plant and equipment and mineral assets were as follows:

	June 30,	December 31,
	2013	2012

Buildings	$558,885	$558,885
Machinery and equipment	119,389	119,389
Vehicles	240,514	240,514
Total property, plant and equipment	918,788	918,788

Less: impairment expense(2)	(135,810)	(135,810)
Less: accumulated depreciation(3)	(195,886)	(147,766)

Property, plant and equipment, net	$587,092	$635,212
	June 30,	December 31,
	2013	2012

Mining claims (1)	$1,792,660	$1,792,660
Asset retirement costs	4,839	4,828
Total mineral claim assets	1,797,499	1,797,488
Less: accumulated depletion(3)	-	-

Mining claims, net	$1,797,499	$1,797,488
(1)Upon the completion of the Ruby Mine acquisition on July 1, 2011, the estimated fair value of the mineral rights acquired was fully capitalized.
(2)Following the acquisition of the Ruby Mine on July1, 2011, an evaluation of the equipment inventory determined that some equipment was obsolete and/or otherwise not in compliance with safety regulations, resulting in an impairment deduction of $135,810.
(3)Depreciation expense totaled $48,120 and $52,370 for the six months ended June 30, 2013 and 2012, respectively. Depletion expense totaled $0 and $0 for the six months ended June 30, 2013 and 2012, respectively
As of December 31, 2012 and 2011, components of the Ruby Mine property, plant and equipment and mineral assets were as follows:

	December 31,	December 31,
	2012	2011

Buildings	$558,885	$558,885
Machinery and equipment	119,389	119,389
Vehicles	240,514	240,514
Total property, plant and equipment	918,788	918,788

Less: impairment expense(2)	(124,343)	(124,343)
Less: accumulated depreciation(3)	(159,233)	(60,560)

Property, plant and equipment, net	$635,212	$733,885
	December 31,	December 31,
	2012	2011

Mining claims (1)	$1,792,660	$1,792,660
Asset retirement costs	4,828	4,904
Total mineral claim assets	1,797,488	1,797,564
Less: accumulated depletion(3)	-	-

Mining claims, net	$1,797,488	$1,797,564
(1)Upon the completion of the Ruby Mine acquisition on July 1, 2011, the estimated fair value of the mineral rights acquired was fully capitalized.
(2)Following the acquisition of the Ruby Mine on July1, 2011, an evaluation of the equipment inventory determined that some equipment was obsolete and/or otherwise not in compliance with safety regulations, resulting in an impairment deduction of $124,343.
(3)Depreciation expense totaled $137,544 and $60,560 for the years ended December 31, 2012 and 2011, respectively. Depletion expense totaled $0 and $0 for the years ended December 31, 2012 and 2011, respectively